Commitments and contingencies - Changes in Total Environmental Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities at beginning of period	$ 95.8	$ 113.2
Revised obligation estimates	12.3	5.5
Environmental payments	(19.3)	(22.5)
Foreign exchange	0.4	(0.4)
Environmental liabilities at end of period	$ 89.2	$ 95.8